Other Payables and Accruals (Detail)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Staff cost related payables USD ($)	Dec. 31, 2014 Staff cost related payables CNY	Dec. 31, 2013 Staff cost related payables CNY	Dec. 31, 2014 Professional services USD ($)	Dec. 31, 2014 Professional services CNY	Dec. 31, 2013 Professional services CNY	Dec. 31, 2014 Product development services USD ($)	Dec. 31, 2014 Product development services CNY	Dec. 31, 2013 Product development services CNY	Dec. 31, 2014 Marketing and promotion USD ($)	Dec. 31, 2014 Marketing and promotion CNY	Dec. 31, 2013 Marketing and promotion CNY	Dec. 31, 2014 Others USD ($)	Dec. 31, 2014 Others CNY	Dec. 31, 2013 Others CNY
Accounts Payable and Accrued Liabilities [Line Items]
Other payables and accruals	$ 6,748,679	41,872,851	45,669,488	$ 3,023,275	18,758,212	23,370,673	$ 1,984,495	12,312,998	11,383,463	$ 938,077	5,820,394	5,817,012	$ 72,997	452,920	347,147	$ 729,835	4,528,327	4,751,193